Note 23 - Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)		12 Months Ended
		Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Balance, beginning of the year		9,431,737	9,599,270
Weighted average exercise price of share options outstanding in share-based payment arrangement		$ 10.76	$ 9.35	$ 9.76
Granted(1)	[1]	2,552,796	3,205,137
Granted, weighted average exercise price	[1]	$ 15.95	$ 10.48
Exercised		(973,948)	(1,292,206)
Exercised, weighted average exercise price		$ 5.28	$ 5.76
Cancelled or expired		(1,744,487)	(2,080,464)
Cancelled or expired, weighted average exercise price		$ 13.78	$ 15.21
Balance, end of the year		9,266,098	9,431,737

[1]	Includes 221,908 stock options issued to replace pre-existing stock options of Primero in accordance with the Primero arrangement (see Note 4) with a nominal fair value.